Stockholder's Equity	12 Months Ended
Dec. 31, 2013
Stockholder's Equity
Stockholder's Equity

7.                            Stockholder’s Equity

The Board of Directors of the Company has authorized 23,083,000 shares of common stock with an average par value of $0.32 per share. There are 2,613,241 shares issued and outstanding as of December 31, 2013 and 2012.  All the outstanding shares at December 31, 2013 are owned by the Parent (see Note 1).  The Company paid dividends of $101,000, $115,800 and $32,000 at December 31, 2013, 2012 and 2011, respectively.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Parent contributed capital of $21,576 in the year ending December 31, 2011, in the form of a deferred tax asset.  The tax allocation agreement was amended in 2011 to contribute a capital loss deferred tax asset of an affiliated entity to offset the Company’s net capital gains. There was no capital contributed in 2013 or 2012.